Intangible Assets	12 Months Ended
Dec. 31, 2020
Intangible Assets
Intangible Assets

10. Intangible Assets

The Company acquired a trademark associated with the Company’s name in 2019. The indefinite-lived intangible asset has a carrying value of $0.6 million and $0.6 million as of December 31, 2020 and 2019. The Company intends to maintain the trademark and renewal will take place as needed.